S000066240 [Member] Expense Example - Wasatch Global Select Fund	Sep. 30, 2025 USD ($)
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,957
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	1,355
Expense Example, with Redemption, 10 Years	$ 3,032